T. ROWE PRICE Emerging Markets Stock Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.2%
Common Stocks 1.2%
MercadoLibre (USD) (1) 19,408 46,072
Vista Energy, ADR (USD) (1) 336,660 15,049
Total Argentina (Cost $37,918) 61,121
BRAZIL 4.5%
Common Stocks 4.5%
Itau Unibanco Holding, ADR (USD)  10,916,755 68,448
Localiza Rent a Car  4,985,078 30,714
NU Holdings, Class A (USD) (1) 4,203,835 51,371
Raia Drogasil  17,175,077 41,408
WEG  6,100,099 40,307
Total Brazil (Cost $231,125) 232,248
CHINA 28.4%
Common Stocks 23.5%
Alibaba Group Holding (HKD)  6,294,348 94,634
China Construction Bank, Class H (HKD)  71,524,000 73,155
China Pacific Insurance Group, Class H (HKD)  13,478,400 54,283
China Resources Beer Holdings (HKD)  8,206,500 27,286
China Resources Land (HKD)  10,633,500 38,993
China Resources Mixc Lifestyle Services (HKD)  9,343,400 43,389
China Tower, Class H (HKD)  28,515,000 39,901
CMOC Group, Class H (HKD)  35,106,000 39,850
H World Group, ADR (USD)  1,097,606 34,267
Kanzhun, ADR (USD) (1) 2,246,901 42,601
KE Holdings, Class A (HKD)  5,734,047 35,070
Li Auto, Class A (HKD) (1) 2,337,500 30,602
NetEase (HKD)  2,403,650 62,837
PDD Holdings, ADR (USD) (1) 414,366 47,010
Shenzhou International Group Holdings (HKD)  3,801,800 27,361
Tencent Holdings (HKD)  4,915,600 344,152
Tencent Music Entertainment Group, ADR (USD)  2,636,210 55,334
Xiaomi, Class B (HKD) (1) 7,636,800 51,380
Yum China Holdings (USD)  709,252 33,108
ZTO Express Cayman (HKD)  2,609,908 50,879
1,226,092

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 4.9%
Contemporary Amperex Technology, A Shares (CNH)  1,479,600 54,166
CRRC, A Shares (CNH)  49,559,260 50,737
Fuyao Glass Industry Group, A Shares (CNH)  3,594,951 27,276
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  3,721,400 32,523
OmniVision Integrated Circuits Group (CNH)  2,819,800 47,289
Sany Heavy Industry, A Shares (CNH)  14,480,100 40,079
TCL Technology Group, A Shares (CNH)  1,942,800 1,186
253,256
Total China (Cost $1,046,815) 1,479,348
HONG KONG 2.2%
Common Stocks 2.2%
AIA Group  5,357,600 49,955
Jardine Matheson Holdings (USD)  687,900 37,354
Techtronic Industries  2,352,000 28,124
Total Hong Kong (Cost $98,324) 115,433
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank  645,040 52,342
Total Hungary (Cost $23,600) 52,342
INDIA 16.2%
Common Stocks 16.2%
Astral  1,088,293 17,358
Bajaj Finance  4,524,805 45,281
Bharti Airtel  3,893,786 84,764
Cummins India  1,050,849 42,442
Divi's Laboratories  325,211 24,353
HDFC Life Insurance  6,633,708 56,998
ICICI Bank  7,636,645 128,596
Infosys  4,483,145 76,245
Kotak Mahindra Bank  3,731,433 84,070
Larsen & Toubro  1,222,338 50,551
MakeMyTrip (USD) (1) 330,180 30,901
Power Grid Corp. of India  15,654,174 51,749
Reliance Industries  5,260,136 83,071

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Titan  873,306 33,244
Voltas  2,140,254 32,304
Total India (Cost $737,221) 841,927
INDONESIA 1.9%
Common Stocks 1.9%
Bank Central Asia  193,316,000 96,889
Total Indonesia (Cost $74,083) 96,889
MEXICO 3.1%
Common Stocks 3.1%
Arca Continental  3,256,378 33,950
Grupo Aeroportuario del Pacifico, ADR (USD)  170,282 39,129
Grupo Mexico, Series B  8,671,986 54,100
Wal-Mart de Mexico  12,006,612 35,387
Total Mexico (Cost $128,141) 162,566
PHILIPPINES 1.2%
Common Stocks 1.2%
BDO Unibank  16,997,944 41,494
International Container Terminal Services  363,740 2,793
Jollibee Foods  5,246,380 19,487
Total Philippines (Cost $56,904) 63,774
POLAND 0.8%
Common Stocks 0.8%
Bank Polska Kasa Opieki  805,785 43,757
Total Poland (Cost $42,923) 43,757
PORTUGAL 1.5%
Common Stocks 1.5%
Jeronimo Martins  3,233,152 78,817
Total Portugal (Cost $65,843) 78,817

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
QATAR 1.1%
Common Stocks 1.1%
Qatar National Bank  10,685,953 54,975
Total Qatar (Cost $50,988) 54,975
SAUDI ARABIA 2.9%
Common Stocks 2.9%
Al Rajhi Bank  3,008,848 75,865
Saudi National Bank  7,505,161 74,895
Total Saudi Arabia (Cost $137,141) 150,760
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (1) 237,119 37,145
Total Singapore (Cost $38,356) 37,145
SOUTH AFRICA 1.8%
Common Stocks 1.8%
Capitec Bank Holdings  250,883 48,633
Clicks Group  2,127,657 44,565
Total South Africa (Cost $68,175) 93,198
SOUTH KOREA 9.8%
Common Stocks 9.8%
Hyundai Mobis  331,713 69,998
KB Financial Group  701,277 55,715
Samsung Electronics  4,851,961 247,275
SK Hynix  712,691 138,131
Total South Korea (Cost $291,741) 511,119
TAIWAN 17.9%
Common Stocks 17.9%
Airtac International Group  520,000 14,790
CTBC Financial Holding  44,004,000 60,466

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Delta Electronics  1,933,000 36,414
E.Sun Financial Holding  21,818,346 23,335
Elite Material  1,153,000 42,265
Hon Hai Precision Industry  7,262,000 42,704
King Yuan Electronics  11,790,000 46,119
Lotes  731,000 34,181
MediaTek  799,000 36,182
Taiwan Semiconductor Manufacturing  15,504,111 596,897
Total Taiwan (Cost $337,069) 933,353
THAILAND 0.8%
Common Stocks 0.8%
CP ALL  29,100,700 42,117
Total Thailand (Cost $42,741) 42,117
TÜRKIYE 0.7%
Common Stocks 0.7%
BIM Birlesik Magazalar  2,626,661 34,307
Total Türkiye (Cost $32,652) 34,307
VIETNAM 0.8%
Common Stocks 0.8%
Bank for Foreign Trade of Vietnam (1) 18,642,772 42,774
Total Vietnam (Cost $45,259) 42,774
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.36% (2)(3) 34,739,649 34,740
Total Short-Term Investments (Cost $34,740) 34,740
Total Investments in Securities  99.2%
(Cost $3,621,759) $ 5,162,710
Other Assets Less Liabilities 0.8% 42,544
Net Assets 100.0% $ 5,205,254

T. ROWE PRICE Emerging Markets Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — # $ — $ 5,668 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 146,911 ¤ ¤ $ 34,740 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,668 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $34,740.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Emerging Markets Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F111-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 500,435 $ 4,627,535 $ — $ 5,127,970
Short-Term Investments 34,740 — — 34,740
Total $ 535,175 $ 4,627,535 $ — $ 5,162,710